UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report For the
  Calendar Year or Quarter Ended: December, 31, 2009

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                        [ ] is a restatement.
                                              [ ] adds new holdings entries.


  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  Form 13F File Number 28-13207


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:
  Name: Robert Lord
  Title: Partner
  Phone: +44 207 845 6100
  Signature, Place, and Date of Signing



  /s/ Robert Lord
  --------------------------------------
  London, February 10, 2010
  London, December, 12th, 2008




  Report Type (Check only one.):


  [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name

                              FORM 13F SUMMARY PAGE


  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 10

  Form 13F Information Table Value Total:  88,348 (thousands)


  List of Other Included Managers: NONE

        [Repeat as necessary.]



                                                      FORM 13F INFORMATION TABLE

-------------------- -------- ---------- ---------- ----------------------------------- ----------- --------- ----------------------
      COLUMN 1       COLUMN 2 COLUMN 3    COLUMN 4                   COLUMN 5              COLUMN 6   COLUMN 7           COLUMN 8
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ----------------------
   NAME OF ISSUER    TITLE OF   CUSIP       VALUE    SHRS OR PRN AMT   SH/PRN  PUT/CALL INVESTMENT    OTHER       VOTING AUTHORITY
                       CLASS              (x$1000)                                      DISCRETION   MANGERS
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
                                                                                                               SOLE    SHARED   NONE
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
BANK OF AMERICA CORP    COM   060505104    11,622        745,000                           Sole       None     Sole
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
BANK OF AMERICA CORP    PFD    0605419      3,590        230,000                           Sole       None     Sole
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
                        COM   13321L108     4,230        150,000                           Sole       None     Sole
    CAMECO CORP
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
   CITIGROUP INC        COM   172967101     6,820       2,000,000                          Sole       None     Sole
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
 HARTFORD FINANCIAL     COM   416515104     7,744        305,000                           Sole       None     Sole
   SERVICES GROUP
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
 LONGTOP FINANCIAL      ADR   54318P108     5,142        150,000                           Sole       None     Sole
  TECHNOLOGIES LTD
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
 PHOENIX COMPANIES      COM   71902E109    25,859       10,469,198                         Sole       None     Sole
        INC
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
      SLM CORP          COM   78442P106    10,298        950,000                           Sole       None     Sole
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
  WESTERN UNION CO      COM   959802109     5,655        300,000                           Sole       None     Sole
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
     WILLIS GROUP        COM   G96655108     7,388        274,048                           Sole       None     Sole
    HOLDINGS LTD
-------------------- -------- ---------- ---------- ----------------- -------- -------- ----------- --------- ------- -------- -----
